PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	£ 12,727
Expenditure on investment properties (see below)	143	£ 209
Change in fair value of investment properties (note 7)	(139)	(230)	£ 83
Ending Balance	12,300	12,727
Gross carrying amount [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	17,086	18,485
Exchange and other adjustments	5	(81)
Acquisition of businesses		6
Additions	2,346	2,714
Expenditure on investment properties (see below)	143	209
Change in fair value of investment properties (note 7)	139	230
Disposals	(2,972)	(4,477)
Ending Balance	16,747	17,086	18,485
Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	4,359	5,513
Exchange and other adjustments	(1)	(51)
Depreciation charge for the year	1,852	1,944
Disposals	(1,763)	(3,047)
Ending Balance	4,447	4,359	5,513
Investment property [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	3,699
Ending Balance	3,770	3,699
Investment property [member] | Gross carrying amount [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	3,699	3,764
Expenditure on investment properties (see below)	143	209
Change in fair value of investment properties (note 7)	139	230
Disposals	(211)	(504)
Ending Balance	3,770	3,699	3,764
Buildings [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	1,063
Ending Balance	1,000	1,063
Buildings [member] | Gross carrying amount [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	1,791	2,550
Exchange and other adjustments		(37)
Acquisition of businesses		3
Additions	72	70
Disposals	(647)	(795)
Ending Balance	1,216	1,791	2,550
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	728	1,333
Exchange and other adjustments	1	(8)
Depreciation charge for the year	121	125
Disposals	(634)	(722)
Ending Balance	216	728	1,333
Other property, plant and equipment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	2,943
Ending Balance	2,709	2,943
Other property, plant and equipment [member] | Gross carrying amount [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	5,068	5,965
Exchange and other adjustments	(6)
Acquisition of businesses		3
Additions	519	382
Disposals	(574)	(1,282)
Ending Balance	5,007	5,068	5,965
Other property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	2,125	2,671
Exchange and other adjustments	(8)	(9)
Depreciation charge for the year	715	734
Disposals	(534)	(1,271)
Ending Balance	2,298	2,125	2,671
Property, plant and equipment under operating leases [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	5,022
Ending Balance	4,821	5,022
Property, plant and equipment under operating leases [member] | Gross carrying amount [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	6,528	6,206
Exchange and other adjustments	11	(44)
Additions	1,755	2,262
Disposals	(1,540)	(1,896)
Ending Balance	6,754	6,528	6,206
Property, plant and equipment under operating leases [member] | Accumulated depreciation, amortisation and impairment [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Beginning Balance	1,506	1,509
Exchange and other adjustments	6	(34)
Depreciation charge for the year	1,016	1,085
Disposals	(595)	(1,054)
Ending Balance	£ 1,933	£ 1,506	£ 1,509